FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 7: -	FAIR VALUE MEASUREMENTS

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2025 by level within the fair value hierarchy:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$9,466	$-	$9,466

Total financial assets	$-	$9,466	$-	$9,466
Liabilities:
Warrants (1)	$-	$-	$7	$7

Total financial liabilities	$-	$-	$7	$7

The below table sets forth the Company’s assets and liabilities that were measured at fair value as of December 31, 2024 by level within the fair value hierarchy:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities	$-	$11,955	$-	$11,955

Total financial assets	$-	$11,955	$-	$11,955
Liabilities:
Warrants (1)	$-	$-	$86	$86

Total financial liabilities	$-	$-	$86	$86

(1)
As part of the Transactions, the Company assumed a derivative warrants liability related to previously issued private placement warrants in connection with Collective Growth’s initial public offering (see Note 12). The Company utilizes a Black-Scholes option pricing model to estimate the fair value of the private placement warrants which is considered a Level 3 fair value measurement. The warrants are measured at each reporting period, with changes in fair value recognized in financing income, net.

The change in the fair value of the derivative private warrants liability for the years ended December 31, 2025, 2024 and 2023 is summarized as follows:

	Year ended December 31,
	2025	2024	2023
Balance at the beginning of the year	$86	$240	$720
Change in fair value of warrants liability	(75)	(154)	(472)
Reclassification of warrants liability to equity	(4)	-	(8)
Balance at the end of the year	$7	$86	$240